Shareholder's capital - Performance Stock Units (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining contractual term (years)
Exercisable , weighted average remaining contractual term	4 years 6 months
PSUs and RSUs
Number of awards
Beginning balance (in shares)	2,109,710	2,443,672
Granted, including dividends (in shares)	2,841,967	1,090,457
Exercised (in shares)	(922,883)	(1,221,620)
Forfeited (in shares)	(451,047)	(202,799)
Ending balance (in shares)	3,577,747	2,109,710	2,443,672
Exercisable (in shares)	597,363
Weighted average grant-date fair value
Beginning balance (in USD per share)	$ 18.38	$ 18.07
Granted, including dividends (in USD per share)	10.98	17.99
Exercised (in USD per share)	18.73	12.62
Forfeited (in USD per share)	15.07	18.94
Ending balance (in USD per share)	18.38	$ 18.38	$ 18.07
Exercisable (in USD per share)	$ 19.98
Weighted average remaining contractual term (years)
Outstanding, weighted average remaining contractual term	1 year 9 months 3 days	1 year 9 months 3 days	1 year 8 months 19 days
Granted, including dividends, weighted average remaining contractual term	2 years 7 days	2 years
Outstanding, aggregate intrinsic value	$ 29,910	$ 18,608	$ 44,646
Granted, including dividends, aggregate intrinsic value	25,329	17,524
Exercised, aggregate intrinsic value	10,125	23,636
Forfeited, aggregate intrinsic value	$ 3,771	$ 418
Exercisable , weighted average remaining contractual term	2 months 19 days
Exercisable, aggregate intrinsic value	$ 4,994